LVIP Money Market Fund
LVIP Money Market Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Money Market Fund (the “Fund”) is to maximize current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Money Market Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Money Market Fund	Standard Class	Service Class
Management Fee	0.36%	0.36%
Distribution and/or Service (12b-1) fees	none	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.43%	0.68%

Due to the current low yield environment, the adviser may voluntarily waive a portion of its management fee. This temporary waiver may be modified or terminated by the adviser at any time and without shareholder approval.
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	44	138	241	542
Service Class	69	218	379	847

Expense Example, No Redemption LVIP Money Market Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	44	138	241	542
Service Class	69	218	379	847

Principal Investment Strategies
The Fund pursues its objective by investing in a diverse group of high-quality short-term money market instruments that mature or are subject to a demand feature requiring principal payment within 397 days from the date of purchase or the date of reset. These instruments include, but are not limited to:

  obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;
  certificates of deposit, loan participations and other obligations of both U.S. and foreign banks that have assets of at least one billion dollars; and
  commercial paper and other debt obligations of U.S. and foreign corporations, municipalities, institutions of higher education and other institutions.
When selecting money market securities, the sub-adviser considers the Federal Reserve Board’s current monetary policies and, for comparative purposes, the current yields and maturities of various other types of short-term debt instruments. The sub-adviser then selects individual securities based on the attractiveness of their yield and length of maturity. The Fund maintains a maximum weighted average portfolio maturity of no greater than 60 days. When evaluating the Fund’s performance, the Citigroup 90-day T-Bill Index is used as the benchmark.

Principal Risks
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of $10.00 per fund share, it is possible to lose money by investing in the Fund. Below are specific principal risks of investing in the Fund.

  Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer’s credit rating may cause a decline in the value of the debt obligations held. Certain securities issued by U.S. Government instrumentalities and federal agencies are neither direct obligations of, nor are they guaranteed by the U.S. Treasury.
  Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the Fund’s yield.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Standard Class from year to year; and (b) how the average annual returns of the Fund's one year, five year and ten year periods, compare with those of a broad measure of market performance. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the third quarter of 2007 at: 1.25%.
The Fund's lowest return for a quarter occurred in the fourth quarter of 2011 at: 0.01%.
The Fund’s 7-day yield for the period ended December 31, 2011 was 0.06%.
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Money Market Fund	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	0.03%	1.52%	1.79%		May 15, 2003
Service Class	0.03%	1.37%		1.70%	May 15, 2003
Citigroup 90 day T-Bill Index Standard Class	0.08%	1.36%	1.85%		May 15, 2003
Citigroup 90 day T-Bill Index Service Class	0.08%	1.36%		1.90%	May 15, 2003